Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Accumulated Other Comprehensive Loss
20.    ACCUMULATED OTHER COMPREHENSIVE LOSS
The following is a continuity schedule of accumulated other comprehensive loss:

	2021	2020
Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, beginning of year	$(551)	$(907)
Net unrealized (loss) gain	(187)	348
Repurchase of shares under normal course issuer bids [note 19]	3	8

Balance, end of year	(735)	(551)

Accumulated net unrealized gain on cash flow hedges [b]
Balance, beginning of year	42	38
Net unrealized gains (loss)	34	(34)
Reclassification of net (loss) gain to net income [a]	(52)	38

Balance, end of year	24	42

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(224)	(221)
Net unrealized gains (loss)	26	(11)
Reclassification of net gain to net income [a]	9	8

Balance, end of year	(189)	(224)

Total accumulated other comprehensive loss [c]	$(900)	$(733)

[a]	The effects on net income of amounts reclassified from AOCL, with presentation location, were as follows:

	2021	2020
Cash flow hedges
Sales	$49	$(30)
Cost of sales	21	(21)
Income tax	(18)	13

Net of tax	52	(38)

Other long-term liabilities
Cost of sales	(11)	(9)
Income tax	2	1

Net of tax	(9)	(8)

Total gain (loss) reclassified to net income	$43	$(46)

[b]	The amount of income tax benefit that has been allocated to each component of other comprehensive loss is as follows:

	2021	2020
Accumulated net unrealized loss on translation of net investment in foreign operations	$4	$7

Accumulated net unrealized gain on cash flow hedges
Balance, beginning of year	(15)	(14)
Net unrealized (gain) loss	(11)	12
Reclassification of net loss to net income	18	(13)

Balance, end of year	(8)	(15)

Accumulated net unrealized loss on other long-term liabilities
Balance, beginning of year	35	35
Net unrealized loss	(8)	1
Reclassification of net loss to net income	(2)	(1)

Balance, end of year	25	35

Total income tax benefit	$21	$27

[c]	The amount of other comprehensive loss that is expected to be reclassified to net income during 2022 is $26 million.